Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 6,148			$ 4,592
Term bank deposits	13,105			17,324
Cash equivalents (excluding term bank deposits)	3,215			3,670
Total cash and cash equivalents	$ 22,468	$ 25,575		$ 25,586	$ 23,484		$ 26,389

[1]	a See Note 1 for further information.